Inventories (Details) - USD ($) $ in Thousands	Jan. 02, 2016	Jan. 03, 2015
Inventory Disclosure [Abstract]
Raw materials	$ 9,349	$ 10,220
Work in progress	48	411
Finished goods	77,203	42,904
Inventories	86,600	53,535
Components of finished goods inventory [Abstract]
Finished beds included in finished goods inventory	22,500	20,400
Finished components included in finished goods inventory	40,300	14,700
Retail accessories included in finished goods inventory	$ 14,400	$ 7,800